RELATED PARTY TRANSACTIONS - Schedule of Expense Resulting From The Related Party Transactions (Details - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total rent expense - operating leases	$ 27,980	$ 28,015
Total finance lease depreciation expense	2,362	2,414
Interest expense - leases	3,146	3,513
Related Party | Lessor Has Minority Interest in Medmar
Related Party Transaction [Line Items]
Total rent expense - operating leases	288	288
Total finance lease depreciation expense	306	306
Interest expense - leases	218	246
Related Party | Lessor is an MVS Shareholder
Related Party Transaction [Line Items]
Total rent expense - operating leases	98	1,187
Total finance lease depreciation expense	8	90
Interest expense - leases	$ 5	$ 69